Revenue - Summary of Revenue Disaggregated by Types of Revenue and Timing of Revenue Recognition (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 65,154,636	₩ 60,186,867	₩ 52,939,771
Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	53,974,566	51,357,709	43,545,026
Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,533,639	2,064,874	2,414,678
Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,133,773	6,299,192	6,497,279
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	512,658	465,092	482,788
Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,603,917	51,832,584	44,037,764
Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,550,719	8,354,283	8,902,007
Steel [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	32,358,009	30,230,368	26,844,155
Steel [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,733,609	30,064,680	26,687,899
Steel [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	583,359	111,494	102,657
Steel [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	41,041	54,194	53,599
Steel [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	31,774,650	30,118,874	26,741,498
Steel [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	583,359	111,494	102,657
Trading [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	22,407,717	20,802,207	16,774,078
Trading [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,632,183	20,655,267	16,602,482
Trading [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	611,752	28,793	24,703
Trading [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	163,782	118,147	146,893
Trading [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	21,795,965	20,773,414	16,749,375
Trading [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	611,752	28,793	24,703
Construction [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,946,269	6,418,373	6,624,605
Construction [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,568	20,368	11,496
Construction [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	63,922	48,408	50,189
Construction [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,860,995	6,262,038	6,474,192
Construction [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	17,784	87,559	88,728
Construction [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	127,182	107,927	100,224
Construction [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,819,087	6,310,446	6,524,381
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,442,641	2,735,919	2,696,933
Other [member] | Revenue from sales of goods [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	605,206	617,394	243,149
Other [member] | Revenue from services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,274,606	1,876,179	2,237,129
Other [member] | Revenue from construction contract [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	272,778	37,154	23,087
Other [member] | Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	290,051	205,192	193,568
Other [member] | Revenue recognized at a point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	906,120	832,369	446,667
Other [member] | Revenue recognized over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	₩ 2,536,521	₩ 1,903,550	₩ 2,250,266